Business Segmental Data - Schedule of Segment by Geographical Areas (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [line items]
Revenue		$ 155,452	$ 270,126	$ 261,253
Non-current assets		489,251	737,305
Groups Operation
Disclosure of geographical areas [line items]
Non-current assets	[1]	474,809	722,043
Theatrical
Disclosure of geographical areas [line items]
Revenue		10,586	69,542	79,069
Satellite Content Licensing
Disclosure of geographical areas [line items]
Revenue		7,112	77,453	97,168
Digital and Other Ancillary
Disclosure of geographical areas [line items]
Revenue	[2]	137,754	123,131	85,016
India | Groups Operation
Disclosure of geographical areas [line items]
Revenue		41,119	100,387	98,073
Non-current assets	[1]	152,340	336,431
India | Customer Location
Disclosure of geographical areas [line items]
Revenue		44,887	116,078	109,986
Europe | Groups Operation
Disclosure of geographical areas [line items]
Revenue		26,927	63,196	27,028
Non-current assets	[1]	25,860	34,217
Europe | Customer Location
Disclosure of geographical areas [line items]
Revenue		94,887	2,345	7,739
North America | Groups Operation
Disclosure of geographical areas [line items]
Revenue		1,309	1,759	1,244
Non-current assets	[1]	1	4
North America | Customer Location
Disclosure of geographical areas [line items]
Revenue		6,078	5,682	5,147
Rest of the World | Groups Operation
Disclosure of geographical areas [line items]
Revenue		86,097	104,784	134,908
Non-current assets	[1]	297,432	351,391
Rest of the World | Customer Location
Disclosure of geographical areas [line items]
Revenue		$ 9,600	$ 146,021	$ 138,381

[1]	Non-current assets include property and equipment, right of use assets, intangibles assets (content and others) and restricted deposit by geographic area.
[2]	The ancillary includes revenue from providing producer support and VFX services to customers